Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions with Related Parties
Transactions with Related Parties
20.	Transactions with Related Parties

The principal transactions carried out by the Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest, for the years ended December 31, 2022, 2021 and 2020, were as follows:

	2022		2021		2020
Revenues, other income and interest income:
Royalties (Univision) (a)	Ps.	660,842	Ps.	8,548,036	Ps.	8,155,338
Programming production and transmission rights (b)		1,453,875		738,650		707,247
Telecom services (c)		205,591		57,759		97,754
Administrative services (d)		115,190		7,371		13,561
Advertising (e)		1,854,152		10,417		36,385
Interest income (f)		618,921		49,736		64,809
Lease (i)		408,893		—		—
	Ps.	5,317,464	Ps.	9,411,969	Ps.	9,075,094
Costs and expenses:
Donations	Ps.	26,229	Ps.	26,606	Ps.	26,729
Advertising		297,497		—		—
Administrative services (d)		127,762		19,410		1,529
Technical services (g)		391,896		295,915		459,960
Programming production, transmission rights and telecom (h)		4,499,464		787,487		674,270
	Ps.	5,342,848	Ps.	1,129,418	Ps.	1,162,488

(a)	The Group received royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision had the right to broadcast certain Televisa content in the United States. The amended PLA included a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$10.8 million (Ps.211,829), U.S.$35.1 million (Ps.712,417) and U.S.$42.6 million (Ps.909,159), for the fiscal years 2022, 2021 and 2020, respectively, to be provided by Univision, at no cost, for the promotion of certain of the Group’s businesses. This advertising did not have commercial substance for the Group, as it was related to activities that were considered ancillary to Group’s normal operations in the United States. The Group received these royalties through January 31, 2022, as a result of the TelevisaUnivision Transaction, which was closed on that date (see Notes 3, 9, 10 and 30).
(b)	Services rendered to Univision in 2022, 2021 and 2020. In 2022 includes transmission costs of concession rights owned by the Group.
(c)	Services rendered to a subsidiary of AT&T, Inc. (“AT&T”) in 2022, 2021 and 2020, and Univision in 2021.
(d)	The Group receives revenue from and is charged by affiliates for various services, such as: property and equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses. In 2022 includes a provision of administrative services to Tritón and certain companies of TelevisaUnivision.
(e)	Advertising services rendered to Univision in 2021, and OCEN and Univision in 2020. In 2022 the Cable and Sky segments received advertising revenue from TelevisaUnivision.
(f)	Includes mainly interest income from GTAC. In 2022 includes interest income from the long-term loan of the Group.
(g)	In 2022, 2021 and 2020, Sky received services from a subsidiary of AT&T, Inc. for play-out, uplink and downlink of signals.
(h)	Paid mainly to Univision and GTAC in 2022 and 2021. The Group paid royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group had the right to broadcast certain Univision content in Mexico for the same term as that of the PLA. The Group paid these royalties through January 31, 2022, as a result of the TelevisaUnivision Transaction, which was closed on that date (see Notes 3, 9, 10 and 30). It also includes payments by telecom services to GTAC in 2022, 2021 and 2020. Includes payments for transmission rights to AT&T in 2022 and 2021. Includes the cost of programming of TelevisaUnivision for the Cable and Sky segments in 2022.
(i)	Includes operating lease agreements with certain companies of TelevisaUnivision and Tritón.

Other transactions with related parties carried out by the Group in the normal course of business include the following:

(1)	A consulting firm controlled by a relative of one of the Company’s directors, has provided consulting services and research in connection with the effects of the Group’s programming on its viewing audience. Total fees for such services during 2021 and 2020 amounted to Ps.19,983 and Ps.19,433, respectively.
(2)	Two Mexican banks have made loans to the Group. Some members of the Company’s Board serve as Board members of these banks.
(3)	Several other current members of the Company’s Board serve as members of the Boards and/or are stockholders of other companies, some of which purchased advertising services from the Group in connection with the promotion of their respective products and services.
(4)	During 2022, 2021 and 2020, a professional services firm in which the current Secretary of the Company’s Board maintains an interest, provided legal advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.16,861, Ps.57,925 and Ps.52,848, respectively.
(5)	During 2022, 2021 and 2020, a professional services firm in which two current directors of the Company maintain an interest provided finance advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.18,021, Ps.20,006 and Ps.121,789, respectively.
(6)	In 2022, 2021 and 2020, the Group entered into contracts leasing office space directly or indirectly from certain of our directors and officers for an aggregate annual amount of Ps.25,320, Ps.34,478 and Ps.32,784, respectively.

During 2022, 2021 and 2020, the Group paid to its directors, alternate directors and officers an aggregate compensation of Ps.963,254, Ps.1,115,354 and Ps.936,794, respectively, for services in all capacities. This compensation included certain amounts related to the use of assets and services of the Group, as well as travel expenses reimbursed to directors and officers. Projected benefit obligations related to the Group’s directors, alternate directors and officers amounted to Ps.178,340, Ps.212,310 and Ps.196,584 as of December 31, 2022, 2021 and 2020, respectively. Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers amounted to Ps.64,042, Ps.76,241 and Ps.71,744 as of December 31, 2022, 2021 and 2020, respectively. In addition, the Group has made conditional sales of the Company’s CPOs to its directors and officers under the LTRP.

In 2015, the Group established a deferred compensation plan for certain officers of its Cable segment, which was payable in certain revenue and EBITDA targets (as defined) of a five-year plan were met. The present value of this long-term employee benefit obligation as of December 31, 2020 amounted to Ps.1,224,000, and the related service net cost for the year ended December 31, 2020, amounted to Ps.225,804. In 2020, the Group made contributions to a trust (plan assets) for funding this deferred compensation in the aggregate amount of Ps.435,500. In 2020, the Group paid an amount of Ps.470,000, related to this deferred compensation plan. The deferred compensation liability, net of related plan assets, amounted to Ps.1,208 as of December 31, 2020, and was presented in other current liabilities and other long-term liabilities in the Group’s consolidated statements of financial position as of those dates. The related expense was classified in other expense in the Group’s consolidated statements of income (see Note 22). In March 2021, the Group made a final payment of Ps.1,107,658, related to this deferred compensation plan, which amount was funded by plan assets.

In 2021, the Group established a new deferred compensation plan for certain key officers of its Cable segment, which will be payable if certain revenue and EBITDA targets (as defined) of a five-year plan are met. The present value of this long-term employee benefit obligation as of December 31, 2022 and 2021, amounted to Ps.337,450 and Ps.207,640, respectively, and was presented in other long-term liabilities in the Group’s consolidated statement of financial position as of that date, and the net cost of related services for the year ended December 31, 2022 and 2021, amounted to Ps.129,810 and Ps.207,640, and was classified in other expense in the Group’s consolidated statement of income for the year ended on that date.

The balances of receivables and payables between the Group and related parties as of December 31, 2022 and 2021, were as follows:

	2022		2021
Current receivables:
TelevisaUnivision (formerly known as UH II) (2)	Ps.	136,944	Ps.	819,355
Cadena de las Américas, S.A. de C.V. (1)		40,186		—
Televisa, S. de R.L. de C.V. (1)		22,650		—
Televisa Producciones, S.A. de C.V. (1)		15,535		—
Tritón Comunicaciones, S.A. de C.V.		11,140		—
ECO Producciones, S.A. de C.V. (1)		10,792		—
Other		73,977		55,497
	Ps.	311,224	Ps.	874,852

Non-current receivables:
Televisa, S. de R.L. de C.V. (1) (3)	Ps.	6,365,038	Ps.	—

Current payables:
AT&T/ DirectTV	Ps.	40,183	Ps.	54,598
Desarrollo Vista Hermosa, S.A. de C.V. (1)		15,189		—
Other		32,952		27,472
	Ps.	88,324	Ps.	82,070

(1)	An indirect subsidiary of TelevisaUnivision.
(2)	Receivables from TelevisaUnivision were related primarily to the PLA as of December 31, 2021.
(3)	In January 2022, Televisa, S. de R.L. de C.V. entered into a long-term credit agreement with the Company in the principal amount of Ps.5,738,832, with a fixed annual interest rate of 10.2%. Under the terms of this agreement, principal and interest are payable at maturity on April 30, 2026, and prepayments of principal can be made by debtor at any time without any penalty. As of December 31, 2022, amounts receivable from Televisa, S. de R. L. de C.V. in connection with this long-term credit amounted to Ps.6,365,038.

The Group recognized as deferred income a prepayment made by TelevisaUnivision in the aggregate amount of U.S.$276.2 million (Ps.5,729,377), for the use of concession rights owned by the Group, which was classified as current and non-current liabilities in the Group’s consolidated statement of financial position, an amounted to Ps.287,667 and Ps.5,178,014, respectively, as of December 31, 2022 (see Note 3).

All significant account balances included in amounts due from affiliates bear interest, in 2022 and 2021, were charged average interest rates of 10.6 % and 6.6%, respectively. Advances and receivables are short-term in nature; however, these accounts do not have specific due dates.

Customer deposits and advances as of December 31, 2021, included deposits and advances from affiliates and other related parties, in an aggregate amount of Ps. 146,354, which were primarily made by UH II and UHI, including Univision.

In 2012, a subsidiary of the Company entered into an amended lease contract with GTAC for the right to use certain capacity in a telecommunication network. This amended lease agreement contemplates annual payments to GTAC in the amount of Ps.41,400 through 2029, with an annual interest rate of the lower of TIIE plus 122 basis points or 6% (see Notes 10, 11 and 14).